Leases (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities
The following table represents the Company's ROU assets and lease liabilities:

	31 March
(Millions of US dollars)	2023	2022
Assets:
Operating leases, net	$59.4	$57.8
Finance leases, net	2.0	2.3
Total right-of-use assets	$61.4	$60.1

Liabilities:
Operating leases:
Current	$18.1	$12.5
Non-Current	61.1	63.1
Total operating lease liabilities	$79.2	$75.6

Finance leases:
Current	$0.8	$1.1
Non-Current	1.4	1.5
Total finance lease liabilities	$2.2	$2.6

Total lease liabilities	$81.4	$78.2

Schedule of Lease Expense
The following table represents the Company's lease expense:

	Years Ended 31 March
(Millions of US dollars)	2023	2022	2021
Operating leases	$20.2	$21.6	$17.0
Short-term leases	3.2	1.7	2.1
Finance leases	1.4	1.0	0.9
Interest on lease liabilities	0.2	0.1	0.1
Total lease expense	$25.0	$24.4	$20.1
Supplemental cash flow and other information related to leases were as follows:

	Years Ended 31 March
(Millions of US dollars)	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$20.9	$23.8
Operating cash flows used for finance leases	0.2	0.1
Financing cash flows used for finance leases	1.5	1.0
Non-cash ROU assets obtained in exchange for new lease liabilities	16.8	31.8
Non-cash remeasurements increasing ROU assets and lease liabilities	5.7	1.3

Schedule of Lease Expense
The weighted-average remaining lease term of the Company's leases is as follows:

	31 March
(In Years)	2023	2022
Operating leases	7.9	8.0
Finance leases	3.1	3.2

The weighted-average discount rate of the Company's leases is as follows:

	31 March
	2023	2022
Operating leases	4.6%	4.3%
Finance leases	4.3%	4.1%

Operating Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2023:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2024	$20.2	$0.8	$21.0
2025	15.4	0.7	16.1
2026	11.8	0.5	12.3
2027	7.4	0.1	7.5
2028	6.7	—	6.7
Thereafter	35.9	—	35.9
Total	$97.4	$2.1	$99.5
Less: imputed interest			18.1
Total lease liabilities			$81.4

Finance Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2023:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2024	$20.2	$0.8	$21.0
2025	15.4	0.7	16.1
2026	11.8	0.5	12.3
2027	7.4	0.1	7.5
2028	6.7	—	6.7
Thereafter	35.9	—	35.9
Total	$97.4	$2.1	$99.5
Less: imputed interest			18.1
Total lease liabilities			$81.4